Condensed Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 104,449	$ 106,839
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	131,304,499	131,304,499
Common stock, shares outstanding	131,304,499	131,304,499